Leases - Schedule of Operating Lease (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)		Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Schedule of Operating Lease [Abstract]
Right-of-use assets	¥ 6,350,997		¥ 3,739,296			$ 903,568
Less: impairment	(512,701)		(1,857,761)			(72,943)
Right-of-use assets	5,838,296		1,881,535			830,625
Operating lease liabilities – current	2,281,725		812,669			324,625
Operating lease liabilities – non-current	4,403,452		1,898,004			626,487
Total operating lease liabilities	6,685,177		2,710,673			$ 951,112
Beginning balance	1,857,761	$ 264,307	3,244,676
Addition
Derecognition	(1,345,060)	(191,364)	(1,386,915)
Ending balance	¥ 512,701	72,943	1,857,761		¥ 3,244,676
Weighted average remaining lease term (years)	4 years 21 days					4 years 21 days
Weighted average discount rate	3.62%					3.62%
Lease expense
Operating lease expense	¥ 1,374,121	195,499	3,887,462
Short-term lease expense	24,304,964	3,457,911	19,401,914
Sublease income	(14,153,470)	(2,013,640)	(11,725,219)	[1]	¥ (707,009)
Total lease expense	11,525,615	1,639,770	11,564,157
Other information
Cash paid for operating leases	1,309,059	186,242	5,561,964
Right-of-use assets obtained in exchange for operating new lease liabilities	¥ 5,201,567	$ 740,036	¥ 2,272,088

[1]	For the years ended December 31, 2023, 2024 and 2025, the Group incurred sublease income of RMB707,009, RMB11,725,219 and RMB14,153,470 (US$2,013,640), and sublease cost of RMB858,098, RMB11,088,503 and RMB12,013,832 (US$1,709,229), respectively.